Contract liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2021
Contract Liabilities [Abstract]
Summary of Contract Liabilities

Contract liabilities as at December 31, 2021 and 2020 consist of the following:

	31/12/21	31/12/20
Advance payments from customers	19,206	14,318
Deferred income from licensing of Natuzzi’s trademarks	6,343	6,726
Deferred revenue for Natuzzi Display System	2,178	2,613
Deferred revenue for Service-Type Warranty	475	526
Total contract liabilities	28,202	24,183
Less current portion	(20,797)	(16,150)
Non-current portion	7,405	8,033